Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Currency translation differences:
Gain on marketable equity and debt securities (net of taxes of $(3) and $(1))	$ 0	$ 1
Remeasurements of retirement benefit plans (net of taxes of $29 and $(31))	(50)	74
Total other comprehensive income (loss)	(112)	(201)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries, tax	(17)	(26)
Change in fair value of available-for-sale financial instruments, taxes	0	0
Remeasurements of retirement benefit plans, tax	29	(31)
Accumulated other comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income – beginning of year	309	584
Currency translation differences:
Unrealized losses on translation of foreign subsidiaries	(197)	(449)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(17) and $(26)) (Note 30(b))	111	167
Other comprehensive income net of tax exchange differences on translation	(86)	(282)
Gain on marketable equity and debt securities (net of taxes of $(3) and $(1))	24	7
Remeasurements of retirement benefit plans (net of taxes of $29 and $(31))	(50)	74
Total other comprehensive income (loss)	(112)	(201)
Less remeasurements of retirement benefit plans recorded in retained earnings	50	(74)
Accumulated other comprehensive income – end of year	247	309
Change in fair value of available-for-sale financial instruments, taxes	$ (3)	$ (1)